Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

September 5, 2012

VIA EDGAR

Mr. Bo Howell

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Financial	Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Dear Mr. Howell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under Rule 497(c), the Trust here certifies that the forms of Prospectuses and Statement of Additional Information for the Trust, each dated August 31, 2012, that would have been filed under Rule 497(c) do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U. S. Securities and Exchange Commission on August 28, 2012 via EDGAR (Accession No. 0001193125-12-371742), except with respect to the Funds identified in Exhibit A hereto, the Prospectuses and Statement of Additional Information for which are being separately filed pursuant to Rule 497(c) on September 5, 2012.

Please address any comments on this filing to the undersigned at 720-917-0651.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP

Mr. Bo Howell

September 5, 2012

Exhibit A

Funds

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Disciplined Value Fund

Clough China Fund

Jefferies Asset Management Commodity Strategy Allocation Fund

RiverFront Global Growth Fund (Class A, C and I only)

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

ALPS/Kotak India Growth Fund